Concentration of risk (Details)	12 Months Ended			161 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 Customer	Dec. 31, 2018 USD ($)
Risks and Uncertainties [Abstract]
Exchange rate appreciation				17.10%
Number Of Customer Or Supplier Accounted For More Than 10 Percentage Of Revenue Or Project Expenditures | Customer	0	0	0
Credit Concentration Risk Receivables	$ 0	$ 0		$ 0
Reverse Of Aggregate Contract Sales	$ 0